Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information Line Items
Entity Central Index Key	0001864531
Document Type	S-1
Entity Registrant Name	VSEE HEALTH, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2970927
Entity Address, Address Line One	980 N Federal Hwy
Entity Address, Address Line Two	Suite 304
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	561
Local Phone Number	672-7068
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	980 N Federal Hwy
Entity Address, Address Line Two	Suite 304
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	561
Local Phone Number	672-7068
Contact Personnel Name	Imoigele Aisiku